Financing Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Receivables [Abstract]
Financing Receivables

3. Financing Receivables

Financing receivables are comprised of the following as of June 30, 2022 and December 31, 2021:

	June 30, 2022	December 31, 2021

Loans receivable, gross	$58,348	$50,763
Less: Deferred loan fees	(1,609)	(1,143)
Less: Deposits	(909)	(934)
Plus: Deferred origination costs	323	305
Less: Allowance for loan losses	(2,068)	(2,048)

Loans receivable, net	$54,085	$46,943

The allowance for loan losses at June 30, 2022 was $2,068 which primarily consisted of $232 for loans without specific reserves, $216 for loans with specific reserves and $1,620 for loans with specific reserves due to the impact of COVID-19.

As of December 31, 2021 the allowance for loan losses was $2,048 which primarily consisted of $163 for loans without specific reserves, $342 for loans with specific reserves, $60 for special mention loans and $1,483 for loans with specific reserves due to the impact of COVID-19.

During the six months ended June 30, 2022 and year ended December 31, 2021, we incurred $188 and $509 in direct charge offs, respectively.

Commercial Construction and Development Loans

Construction Loan Portfolio Summary

As of June 30, 2022, the Company’s portfolio consisted of 226 commercial construction and 20 development loans with 60 borrowers in 21 states.

The following is a summary of the loan portfolio to builders for home construction loans as of June 30, 2022 and December 31, 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)(3)	Loan Fee
2022	21	60	226	$112,949	$75,278	$49,410	67%	5%
2021	20	66	224	$98,935	$66,008	$43,106	67%	5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of June 30, 2022 and December 31, 2021:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount(2)	Gross Amount Outstanding	Loan to Value Ratio(3)(4)	Interest Spread
2022	9	14	20	$19,703	$11,641	$8,938	45%	Varies
2021	6	12	15	$12,464	$9,095	$7,657	61%	varies

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. As of June 30, 2022 and December 31, 2021, a portion of this collateral is $1,860 and $1,720, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The commitment amount does not include letters of credit and cash bonds.

(3)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(4)	Represents the weighted average loan to value ratio of the loans.

Credit Quality Information

The following tables present credit-related information at the “class” level in accordance with FASB Accounting Standard Codification 310-10-50, “Disclosures about the Credit Quality of Finance Receivables and the Allowance for Credit Losses.” See our 2021 Form 10-K, as filed with the SEC, for more information.

Gross finance receivables – By risk rating:

	June 30, 2022	December 31, 2021

Pass	$50,904	$38,893
Special mention	743	2,344
Classified – accruing	–	–
Classified – nonaccrual	6,701	9,526

Total	$58,348	$50,763

Finance Receivables – Method of impairment calculation:

	June 30, 2022	December 31, 2021

Performing loans evaluated individually	$18,605	$16,495
Performing loans evaluated collectively	33,042	24,742
Non-performing loans without a specific reserve	796	596
Non-performing loans with a specific reserve	5,905	8,930

Total evaluated collectively for loan losses	$58,348	$50,763

As June 30, 2022 and December 31, 2021, there were no loans acquired with deteriorated credit quality.

Impaired Loans

The following is a summary of our impaired non-accrual commercial construction loans as of June 30, 2022 and December 31, 2021.

	June 30, 2022	December 31, 2021

Unpaid principal balance (contractual obligation from customer)	$6,889	$10,035
Charge-offs and payments applied	(188)	(509)
Gross value before related allowance	6,701	9,526
Related allowance	(1,835)	(1,825)
Value after allowance	$4,866	$7,701

Concentrations

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of loans receivable. Our concentration risks for our top three customers listed by geographic real estate market are summarized in the table below:

	June 30, 2022		December 31, 2021
		Percent of		Percent of
	Borrower	Loan	Borrower	Loan
	City	Commitments	City	Commitments

Highest concentration risk	Pittsburgh, PA	30%	Pittsburgh, PA	26%
Second highest concentration risk	Cape Coral, FL	8%	Orlando, FL	7%
Third highest concentration risk	Orlando, FL	5%	Spokane, WA	4%

5. Financing Receivables

Financing receivables are comprised of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Loans receivable, gross	$50,763	$50,449
Less: Deferred loan fees	(1,143)	(1,092)
Less: Deposits	(934)	(1,337)
Plus: Deferred origination costs	305	353
Less: Allowance for loan losses	(2,048)	(1,968)

Loans receivable, net	$46,943	$46,405

The allowance for loan losses at December 31, 2021 was $2,048 which primarily consisted of $163 for loans without specific reserves, $342 for loans with specific reserves, $60 for special mention loans and $1,483 for specific reserves due to the impact of COVID-19. During the year ended December 31, 2021, we incurred $509 in direct charge offs.

The allowance for loan losses at December 31, 2020 was $1,968, of which $151 is related to loans without specific reserves. The Company recorded specific reserves for loans impaired due to impacts from COVID-19 of $1,532, special mention loans of $120 and impaired loans not due to impacts from COVID-19 of $165. During the year ended December 31, 2020, we incurred $72 in direct charge offs.

Commercial Construction and Development Loans

Construction Loan Portfolio Summary

As of December 31, 2021, we have 66 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 3% above our cost of funds. In addition, we charge a 5% loan fee. The cost of funds was 10.91% as of December 31, 2021 and the interest rate charged to most customers was 13.91%. The loans are demand loans. Most have a deposit from the builder during construction to help offset the risk of partially built homes, and some have an interest escrow to offset payment of monthly interest risk.

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2021 and 2020:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2021	20	66	224	$98,935	$66,008	$43,106	67	%(3)	5%
2020	21	67	213	$86,268	$61,714	$42,219	72%		5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2021 and 2020:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount(3)	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread
2021	6	12	15	$12,464	$9,095	$7,657	61	%(4)	varies
2020	5	8	9	$11,628	$10,815	$8,230	71%		7%

(1)	The value is determined by the appraised value adjusted for remaining costs to be paid. A portion of this collateral is $1,720 and $1,630 as of December 31, 2021 and 2020, respectively, of preferred equity in our Company. In the event of a foreclosure on the property securing these loans, the portion of our collateral that is preferred equity might be difficult to sell, which may impact our ability to recover the loan balance. In addition, a portion of the collateral value is estimated based on the selling prices anticipated for the homes.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	The commitment amount does not include letters of credit and cash bonds.

(4)	Represents the weighted average loan to value ratio of the loans.

Credit Quality Information

The following table presents credit-related information at the “class” level in accordance with FASB ASC 310-10-50, Disclosures about the Credit Quality of Finance Receivables and the Allowance for Credit Losses. A class is generally a disaggregation of a portfolio segment. In determining the classes, the Company considered the finance receivable characteristics and methods it applies in monitoring and assessing credit risk and performance.

The following table summarizes finance receivables by the risk ratings that regulatory agencies utilize to classify credit exposure and which are consistent with indicators the Company monitors. Risk ratings are reviewed on a regular basis and are adjusted as necessary for updated information affecting the borrowers’ ability to fulfill their obligations.

The definitions of these ratings are as follows:

●	Pass – finance receivables in this category do not meet the criteria for classification in one of the categories below.

●	Special mention – a special mention asset exhibits potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects.

●	Classified – a classified asset ranges from: 1) assets that are inadequately protected by the current sound worth and paying capacity of the borrower, and are characterized by the distinct possibility that some loss will be sustained if the deficiencies are not corrected to 2) assets with weaknesses that make collection or liquidation in full unlikely on the basis of current facts, conditions, and values. Assets in this classification can be accruing or on non-accrual depending on the evaluation of these factors.

Finance Receivables – By risk rating:

	December 31, 2021	December 31, 2020

Pass	$38,893	$35,544
Special mention	2,344	3,089
Classified – accruing	–	–
Classified – nonaccrual	9,526	11,816

Total	$50,763	$50,449

Finance Receivables – Method of impairment calculation:

	December 31, 2021	December 31, 2020

Performing loans evaluated individually	$16,495	$16,412
Performing loans evaluated collectively	24,742	22,221
Non-performing loans without a specific reserve	596	1,518
Non-performing loans with a specific reserve	8,930	10,298

Total evaluated collectively for loan losses	$50,763	$50,449

At December 31, 2021 and 2020, there were no loans acquired with deteriorated credit quality.

The following is a summary of our impaired non-accrual commercial construction loans as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020

Unpaid principal balance (contractual obligation from customer)	$10,035	$11,888
Charge-offs and payments applied	(509)	(72)
Gross value before related allowance	9,526	11,816
Related allowance	(1,825)	(1,698)
Value after allowance	$7,701	$10,118